Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 7.0%
Centuria Capital Group (A)	2,036,179	$ 2,075,141
Charter Hall Group, REIT	101,987	757,621
Dexus, REIT	591,698	2,991,523
Goodman Group, REIT	517,922	6,572,345
GPT Group, REIT (A)	413,036	1,180,356
Lendlease Corp. Ltd. (A)	148,604	723,198
National Storage, REIT	2,221,642	3,762,806
NEXTDC Ltd. (A) (B)	765,280	5,415,718
Region RE Ltd., REIT	1,291,953	2,040,423

		25,519,131

Belgium - 1.1%
VGP NV (A)	23,543	2,098,758
Warehouses De Pauw CVA, REIT	64,163	1,907,958

		4,006,716

Canada - 1.6%
Allied Properties, REIT	164,783	2,970,118
Chase Properties, REIT	255,956	2,749,893

		5,720,011

France - 0.9%
Unibail-Rodamco-Westfield, REIT (A) (B)	57,865	3,113,484

Germany - 1.5%
Vonovia SE	297,629	5,605,785

Hong Kong - 5.0%
CK Asset Holdings Ltd.	718,500	4,356,027
Link, REIT	1,549,519	9,963,765
Sun Hung Kai Properties Ltd.	198,000	2,773,900
Swire Properties Ltd.	227,000	584,231
Wharf Holdings Ltd.	203,000	464,449

		18,142,372

Israel - 0.4%
Amot Investments Ltd.	109,376	555,026
Azrieli Group Ltd.	16,478	946,800

		1,501,826

Japan - 12.8%
Daito Trust Construction Co. Ltd.	16,600	1,653,854
Daiwa House Industry Co. Ltd.	154,900	3,649,639
Daiwa House Investment Corp., REIT	1,388	2,844,021
GLP J-REIT	1,015	1,097,141
Hankyu Hanshin, Inc., REIT	470	491,771
Heiwa Real Estate Co. Ltd.	7,000	200,342
Heiwa Real Estate, Inc., REIT	527	606,298
Japan Hotel Investment Corp., REIT	4,221	2,393,953
Japan Real Estate Investment Corp., REIT	591	2,355,278
Katitas Co. Ltd.	10,900	213,327
Keihanshin Building Co. Ltd.	84,100	760,791
Kenedix Office Investment Corp., REIT	1,441	3,333,207
Mitsubishi Estate Co. Ltd.	520,600	6,192,362
Mitsui Fudosan Co. Ltd.	402,400	7,558,854
Mitsui Fudosan Logistics Park, Inc., REIT	975	3,420,884
Nippon Accommodations Fund, Inc., REIT	62	279,320
Nippon Building Fund, Inc., REIT	549	2,285,234
Nippon Prologis, Inc., REIT	576	1,219,418

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
ORIX J-REIT, Inc.	2,315	$ 2,935,256
Tokyu Fudosan Holdings Corp. (A)	648,100	3,112,797

		46,603,747

Republic of Korea - 0.5%
ESR Kendall Square Co. Ltd., REIT	487,440	1,460,617
LOTTE Co. Ltd., REIT	138,882	394,002

		1,854,619

Singapore - 2.1%
CapitaLand Integrated Commercial Trust, REIT	2,455,800	3,662,654
Capitaland Investment Ltd.	904,600	2,509,829
Cromwell European, REIT	1,005,122	1,645,982

		7,818,465

Spain - 1.7%
Cellnex Telecom SA (A) (C)	72,276	2,810,642
Inmobiliaria Colonial Socimi SA, REIT	520,607	3,299,424

		6,110,066

Sweden - 1.3%
Castellum AB (A)	412,373	4,797,456

Switzerland - 0.8%
Swiss Prime Site AG	37,344	3,105,438

United Kingdom - 4.7%
Big Yellow Group PLC, REIT	225,968	3,257,461
British Land Co. PLC, REIT	716,647	3,437,516
Great Portland Estates PLC, REIT (A)	456,155	2,852,952
LXI PLC, REIT	1,882,171	2,291,094
Segro PLC, REIT	260,762	2,483,964
UNITE Group PLC, REIT	248,879	2,948,529

		17,271,516

United States - 56.4%
Agree Realty Corp., REIT	96,193	6,599,802
Alexandria Real Estate Equities, Inc., REIT	63,795	8,012,014
American Tower Corp., REIT	17,832	3,643,791
AvalonBay Communities, Inc., REIT	72,513	12,186,535
Boston Properties, Inc., REIT	70,238	3,801,281
Cousins Properties, Inc., REIT	114,088	2,439,201
Digital Realty Trust, Inc., REIT	7,415	728,969
EPR Properties, REIT	201,574	7,679,969
Equinix, Inc., REIT	22,808	16,445,480
Equity Residential, REIT	78,071	4,684,260
Extra Space Storage, Inc., REIT	37,701	6,142,624
Federal Realty Investment Trust, REIT	19,427	1,919,970
Hilton Worldwide Holdings, Inc.	22,452	3,162,813
Invitation Homes, Inc., REIT	245,846	7,677,771
Omega Healthcare Investors, Inc., REIT	88,297	2,420,221
Outfront Media, Inc., REIT	238,656	3,873,387
Physicians Realty Trust, REIT	292,466	4,366,517
Prologis, Inc., REIT	160,670	20,046,796
Public Storage, REIT	38,786	11,718,802
Regency Centers Corp., REIT	75,800	4,637,444
Rexford Industrial Realty, Inc., REIT	147,791	8,815,733
Ryman Hospitality Properties, Inc., REIT	50,643	4,544,196
SBA Communications Corp., REIT	14,054	3,669,078
Simon Property Group, Inc., REIT	76,179	8,529,763
SL Green Realty Corp., REIT (A)	84,081	1,977,585
Spirit Realty Capital, Inc., REIT	127,261	5,070,078
STAG Industrial, Inc., REIT	139,419	4,715,151
Sun Communities, Inc., REIT	62,975	8,871,918
UDR, Inc., REIT	157,767	6,477,913

Transamerica Series Trust	Page 1

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ventas, Inc., REIT	12,330	$ 534,506
VICI Properties, Inc., REIT	384,199	12,532,571
Welltower, Inc., REIT	105,334	7,551,394

		205,477,533

Total Common Stocks (Cost $420,131,805)		356,648,165

OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (D)	9,141,589	9,141,589

Total Other Investment Company (Cost $9,141,589)		9,141,589

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.10% (D), dated 03/31/2023, to be repurchased at $2,391,723 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $2,439,200.	$ 2,391,305	2,391,305

Total Repurchase Agreement (Cost $2,391,305)		2,391,305

Total Investments (Cost $431,664,699)		368,181,059
Net Other Assets (Liabilities) - (1.0)%		(3,574,958)

Net Assets - 100.0%		$ 364,606,101

Transamerica Series Trust	Page 2

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Equity Securities Long (E)	GSI	Pay	04/20/2023	USD	650,311	0.2%	$669,272	$18,961

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/14/2023	USD	662,911	JPY	87,017,000	$6,106	$—
BNP	04/14/2023	SEK	1,977,000	USD	189,921	710	—
BNP	04/14/2023	AUD	224,000	USD	148,951	857	—
BNP	04/14/2023	CHF	117,000	USD	128,259	—	(190)
BOA	04/14/2023	USD	11,168,680	AUD	16,211,000	326,998	—
BOA	04/14/2023	USD	3,857,851	CAD	5,177,000	26,542	—
BOA	04/14/2023	USD	956,268	CHF	880,000	—	(6,980)
BOA	04/14/2023	USD	2,980,372	EUR	2,755,000	—	(9,745)
BOA	04/14/2023	USD	113,692	GBP	94,000	—	(2,301)
BOA	04/14/2023	USD	1,876,161	JPY	244,990,897	26,968	—
BOA	04/14/2023	AUD	4,335,000	USD	2,908,612	—	(9,426)
BOA	04/14/2023	GBP	351,000	USD	430,691	2,427	—
BOA	04/14/2023	SEK	18,786,000	USD	1,798,327	13,110	—
BOA	04/14/2023	JPY	92,346,000	USD	724,520	—	(27,492)
BOA	04/14/2023	EUR	309,000	USD	332,264	3,106	—
BOA	04/14/2023	CHF	2,526,000	USD	2,739,849	25,109	—
BOA	04/14/2023	NOK	4,405,000	USD	442,009	—	(21,001)
BOA	04/14/2023	CAD	36,000	USD	26,172	470	—
CITI	04/14/2023	USD	696	AUD	1,000	27	—
CITI	04/14/2023	USD	267,939	CAD	360,000	1,516	—
CITI	04/14/2023	USD	69,092	CHF	63,000	133	—
CITI	04/14/2023	USD	275,621	SEK	2,872,000	—	(1,311)
CITI	04/14/2023	AUD	2,975,000	USD	2,060,635	—	(70,998)
CITI	04/14/2023	CAD	36,000	USD	26,853	—	(211)
CITI	04/14/2023	EUR	42,000	USD	44,982	602	—
GSI	04/14/2023	AUD	7,000	USD	4,651	31	—
GSI	04/14/2023	GBP	23,000	USD	27,836	545	—
GSI	04/14/2023	JPY	33,999,000	USD	254,817	1,807	—
HSBC	04/14/2023	USD	767,346	CHF	704,000	—	(3,252)
HSBC	04/14/2023	USD	14,039	EUR	13,000	—	(70)
HSBC	04/14/2023	USD	3,206,980	GBP	2,636,000	—	(45,732)
HSBC	04/14/2023	USD	2,327,801	HKD	18,215,000	5,564	—
HSBC	04/14/2023	USD	506,178	JPY	65,252,000	13,655	—
HSBC	04/14/2023	CHF	143,000	USD	156,106	422	—
HSBC	04/14/2023	CAD	274,000	USD	199,595	3,182	—
HSBC	04/14/2023	EUR	637,000	USD	681,777	9,586	—
HSBC	04/14/2023	JPY	3,874,000	USD	29,325	—	(84)
HSBC	04/14/2023	SGD	119,000	USD	88,940	520	—
HSBC	04/14/2023	SEK	1,991,000	USD	188,578	3,404	—
HSBC	04/14/2023	ILS	7,815,000	USD	2,283,681	—	(109,805)
HSBC	04/14/2023	HKD	248,000	USD	31,658	—	(41)
JPM	04/14/2023	USD	207,956	CHF	193,000	—	(3,302)
JPM	04/14/2023	USD	638,256	EUR	589,000	—	(1,010)
JPM	04/14/2023	USD	7,278	GBP	6,000	—	(125)
JPM	04/14/2023	USD	1,865,610	HKD	14,624,000	1,191	—
JPM	04/14/2023	JPY	106,293,000	USD	803,859	—	(1,559)
JPM	04/14/2023	EUR	747,000	USD	812,443	—	(1,693)
JPM	04/14/2023	HKD	47,813,000	USD	6,138,522	—	(42,825)
SSB	04/14/2023	USD	4,084	AUD	6,000	70	—
SSB	04/14/2023	USD	391,953	CAD	534,000	—	(3,241)
SSB	04/14/2023	USD	305,072	CHF	278,000	773	—

Transamerica Series Trust	Page 3

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	04/14/2023	USD	1,533,017	EUR	1,434,000	$—	$(23,363)
SSB	04/14/2023	USD	436,117	GBP	360,000	—	(8,109)
SSB	04/14/2023	USD	77,901	JPY	10,198,000	926	—
SSB	04/14/2023	USD	474,921	SEK	4,907,000	1,765	—
SSB	04/14/2023	AUD	253,000	USD	168,163	1,040	—
SSB	04/14/2023	CAD	5,116,000	USD	3,756,517	29,648	—
SSB	04/14/2023	EUR	38,000	USD	40,205	1,038	—
SSB	04/14/2023	JPY	5,509,000	USD	41,357	225	—
SSB	04/14/2023	SGD	8,843,000	USD	6,648,312	—	(521)
SSB	04/14/2023	NZD	1,941,000	USD	1,233,342	—	(19,582)
UBS	04/14/2023	USD	700	AUD	1,000	31	—
UBS	04/14/2023	USD	61,100	CHF	57,000	—	(1,292)
UBS	04/14/2023	USD	43,704	EUR	40,000	291	—
UBS	04/14/2023	USD	2,470	GBP	2,000	2	—
UBS	04/14/2023	USD	1,171,333	HKD	9,181,000	844	—
UBS	04/14/2023	USD	2,385,987	JPY	321,734,000	—	(42,462)
UBS	04/14/2023	USD	2,001,722	KRW	2,467,583,000	104,663	—
UBS	04/14/2023	EUR	259,000	USD	277,507	3,597	—
UBS	04/14/2023	GBP	83,000	USD	100,779	1,639	—
UBS	04/14/2023	AUD	619,000	USD	417,121	—	(3,143)

Total						$621,140	$(460,866)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Specialized REITs	19.9%	$73,454,938
Real Estate Management & Development	14.1	51,862,863
Industrial REITs	14.0	51,740,007
Retail REITs	13.2	48,681,278
Residential REITs	11.7	43,126,246
Office REITs	10.7	39,253,073
Diversified REITs	4.2	15,329,800
Health Care REITs	4.0	14,872,638
Hotel & Resort REITs	1.9	6,938,149
IT Services	1.5	5,415,718
Hotels, Restaurants & Leisure	0.9	3,162,813
Diversified Telecommunication Services	0.8	2,810,642

Investments	96.9	356,648,165
Short-Term Investments	3.1	11,532,894

Total Investments	100.0%	$368,181,059

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$211,197,544	$145,450,621	$—	$356,648,165
Other Investment Company	9,141,589	—	—	9,141,589
Repurchase Agreement	—	2,391,305	—	2,391,305

Total Investments	$220,339,133	$147,841,926	$—	$368,181,059

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$621,140	$—	$621,140

Total Other Financial Instruments	$—	$621,140	$—	$621,140

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD (G)	$—	$(18,961)	$—	$(18,961)
Forward Foreign Currency Contracts (G)	—	(460,866)	—	(460,866)

Total Other Financial Instruments	$—	$(479,827)	$—	$(479,827)

Transamerica Series Trust	Page 4

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,665,777, collateralized by cash collateral of $9,141,589 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,459,163. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of the 144A security is $2,810,642, representing 0.8% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2023.
(E)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 20 – 30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the AUD-OIS-RBA and Federal Funds Rate.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 5

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica BlackRock Global Real Estate Securities VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

SUBSEQUENT EVENT

Effective on or about May 1, 2023, the Portfolio will be renamed Transamerica BlackRock Real Estate Securities VP. Also on the effective date, the Portfolio’s principal investment strategies will change.

Transamerica Series Trust	Page 7